CASH, CASH EQUIVALENTS AND MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Marketable Securities [Member]
Marketable Securities [Line Items]
Interest receivable on marketable securities	$ 2,298	$ 690